Variable Interest Entities (Tables)	12 Months Ended
Dec. 31, 2014
VARIABLE INTEREST ENTITIES [Abstract]
Financial Information of Consolidated VIEs

	As of December 31, (in thousands)
	2013	2014
ASSETS:
Cash and cash equivalents	$107,356	$13,926
Restricted time deposit	—	294
Accounts receivable, net	31,245	62,725
Prepaid expense	1,659	7,762
Other receivable	19,843	7,130
Due from affiliates	223,485	171,808
Due from Sohu Group	392	5,095
Others	1,826	1,406

Total current assets	385,806	270,146

Goodwill	128,139	127,541
Deferred tax assets and provision	479	18,066
Other non-current assets	91,929	81,723

Total assets	$606,353	$497,476

LIABILITIES:
Accounts payable	$25,986	$27,153
Accrued and other short-term liabilities	21,160	17,022
Due to affiliates	226,510	233,715
Receipts in advance and deferred revenue	43,252	37,871
Tax payable	1,453	5,139
Contingent consideration- current	—	3,935

Total current liabilities	318,361	324,835

Contingent consideration- non-current	4,162	1,929
Other long-term liabilities	3,777	1,799

Total liabilities	$326,300	$328,563

	For the Year ended December 31, (in thousands)
	2012	2013	2014
Net revenue	$613,629	$719,253	$726,668
Net income (loss)	99,276	(1,170)	(108,889)

	For the Year ended December 31, (in thousands)
	2012	2013	2014
Net cash provided by operating activities	$66,739	$102,086	$2,296
Net cash used in investing activities	(43,087)	(53,925)	(94,257)
Net cash used in financing activities	(13,106)	—	(793)